VARIABLE INTEREST ENTITIES ("VIE") - (Tables)	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES ("VIE")
Schedule of fair value of identifiable assets acquired and liabilities assumed as of the acquisition date

Tahoe Hydro/NV Green
ASSETS ACQUIRED
Cash	$675
Accounts receivable	77
Inventory, net	6,969
Due from related party	203
Prepaid expenses and other assets	41
Intangible assets - trade name/brand	6,400
Property, plant, and equipment	2,950
Right-of-use assets - operating	158
Total assets acquired at fair value	17,473

LIABILITIES ASSUMED
Trade payables	373
Accrued liabilities	281
Lease liabilities - operating	158
Total liabilities assumed at fair value	812

Goodwill	208

Purchase consideration	$16,869

Schedule of financial information about the consolidated VIEs included in the balance sheet and statement of operations

	TH/NVG	Parma
Current assets	$5,248	$10,751
Non-current assets	6,582	14,634
Total assets	11,830	25,385

Current liabilities	1,033	14,092
Non-current liabilities	898	1,952
Total liabilities	1,931	16,044

Noncontrolling interest	7,528	(5,528)
Equity attributable to Ayr Wellness Inc.	2,371	14,869
Total liabilities and equity	$11,830	$25,385

	TH/NVG	Parma
Revenues, net of discounts	$2,316	$—
Net income (loss) attributable to noncontrolling interest	(4,491)	(5,528)
Net loss attributable to Ayr Wellness Inc.	—	—
Net loss	$(4,491)	$(5,528)

	TH/NVG	Parma
Noncontrolling interest at January 1, 2021	$—	$—
(no activity)	—	—
Noncontrolling interest at December 31, 2021	—	—
Total purchase consideration	$16,868	—
Working capital adjustment presented as consideration payable	(4,849)	—
Net loss during the period	(4,491)	(5,528)
Noncontrolling interest at December 31, 2022	$7,528	$(5,528)